Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss, current		$ 24,188	$ 716,918	$ 714,169
Financial assets at fair value through profit or loss, noncurrent	$ 12,640,231	6,444	191,005	214,735
Available-for-sale financial assets, noncurrent	$ 0	696,233	20,636,332	20,415,541
Financial liabilities at fair value through profit or loss, current		$ 0	0	60,855
Level 1 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss, current			663,138	665,160
Financial assets at fair value through profit or loss, noncurrent			174,760	171,700
Available-for-sale financial assets, noncurrent			10,959,194	10,517,662
Financial liabilities at fair value through profit or loss, current				0
Level 2 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss, current			22,175	49,009
Financial assets at fair value through profit or loss, noncurrent			16,245	43,035
Available-for-sale financial assets, noncurrent			0	64,242
Financial liabilities at fair value through profit or loss, current				60,855
Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss, current			31,605	0
Financial assets at fair value through profit or loss, noncurrent			0	0
Available-for-sale financial assets, noncurrent			$ 9,677,138	9,833,637
Financial liabilities at fair value through profit or loss, current				$ 0